Transamerica Occidental Life
                                                  Insurance Company
                                                  1150 South Olive Street
                                                  Los Angeles, CA  90015

                                                  Telephone 213-742-3129
                                                  Fax 213-741-6623




September 8, 2004



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

Re: Transamerica Separate Account VA-8 of Transamerica Life Insurance and Annuity Company (File No. 333-32664)

Dear Commissioners:

On behalf of Transamerica Separate Account VA-8 of Transamerica Life Insurance and Annuity Company ("separate account"), incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:

Alger American Income and Growth

Alliance VP Growth and Income - Class B
Alliance VP Premier Growth - Class B

Dreyfus VIF Appreciation
Dreyfus VIF Developing Leaders

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth -Service Shares

MFS VIT Emerging Growth
MFS VIT Investor Trust Series
MFS VIT Research

MS UIF Emerging Markets Equity
MS UIF Fixed Income
MS UIF High Yield
MS UIF International Magnum

OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap

PIMCO VIT StocksPlus Growth and Income

Transamerica VIF Growth
Transamerica VIF Money Market

These Semi-Annual Reports are for the period ending June 30, 2004 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President

Entity:  AEGON/Transamerica Transamerica Equity
         AEGON/Transamerica Transamerica Money Market
File No.:         811-4419
Date of Filing:   9-3-04
Accession No.     0000950144-04-152211
CIK:     0000778207


Entity:  Alger American Fund Income and Growth - Class O
File No.:         811-05550
Date of Filing:   8-18-04
Accession No.     0000930413-04-003785
CIK:     0000930413


Entity:  Alliance VP Growth and Income - Class B
Alliance VP Premier Growth - Class B
File No.:         811-05398
Date of Filing:  8-25-04
Accession No.  000936772-04-000175
CIK: 0000825316


Entity:  Dreyfus VIF Appreciation - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
File No.:         811-05125
Date of Filing:   8-17-04
Accession No.      0000813383-04-000015
CIK:     0000813383


Entity:  Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   8-20-04
Accession No.     0000906185-04-000010
CIK:     0000906185

Entity:  MFS VIT Emerging Growth - Initial Class
MFS VIT Research Series - Initial Class
MFS VIT Investor Trust Series - Initial Class
File No.:         811-08326
Date of Filing:    8-31-04
Accession No.     0000950156-04-000192
CIK:  0000918571


Entity:  Miller Anderson UIF Core Plus Fixed Income - Class 1
Miller Anderson UIF High Yield - Class 1
File No.:         811-07607
Date of Filing:   9-1-04
Accession No.  0001047469-04-027729
CIK:  0001011378

Entity:   PIMCO Advisors VIT OpCap Managed Portfolio
PIMCO Advisors VIT OpCap Small Cap Portfolio
File No.:         811-08512
Date of Filing:   9-3-04
Accession No.     0001047469-04-027979
CIK:     0000923185

Entity:  PIMCO VIT StocksPlus Growth and Income
File No.: 811-08399
Date of Filing: 9-7-04
Accession No.:  0001017062-04-152355
CIK: 001047304

Entity:  Van Kampen UIF Emerging Markets Equity - Class 1
Van Kampen UIF International Magnum - Class 1
File No.:         811-4419
Date of Filing:   9-1-04
Accession No.  0001047469-04-027729
CIK:     0001011378